NOTE 5 - PREPAID EXPENSES AND OTHER ASSETS (Details) - Schedule of Prepaid Expenses and Other Assets - USD ($)	Dec. 31, 2015	Dec. 31, 2014
Schedule of Prepaid Expenses and Other Assets [Abstract]
Prepaid Insurance	$ 69,456	$ 44,101
Subscriptions	54,756	24,050
Vendor Prepayments	34,389	103,044
Deferred Valuation Expense Related To Endorser Agreements	353,802	0
Deferred Charges	31,546	98,953
Total Prepaid Expenses and Other Assets	$ 543,949	$ 270,148